Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
General and administrative expenses	0	3,079	2,539	3,079
Total operating expenses	0	3,079	2,539	3,079
Net loss from operations	0	(3,079)	(2,539)	(3,079)
Loss before income taxes	0	(3,079)	(2,539)	(3,079)
Provision for income taxes	0	0	0	0
Net Loss	$ 0	$ (3,079)	$ 2,539	$ (3,079)
Basic loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding	20,000,000	10,000,000	20,000,000	10,000,000